Loans - Analysis of the age of the loan delinquencies by type and by amount past due (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 1,071	$ 852
Current	282,268	263,121
Loans	283,339	263,973
30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	622	699
60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	349	0
Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	100	153
Real estate loans: | Secured by one-to-four family residences
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	631	852
Current	220,971	206,042
Loans	221,602	206,894
Real estate loans: | Secured by one-to-four family residences | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	227	699
Real estate loans: | Secured by one-to-four family residences | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	349	0
Real estate loans: | Secured by one-to-four family residences | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	55	153
Real estate loans: | Secured by multi-family residences
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	10,241	10,650
Loans	10,241	10,650
Real estate loans: | Secured by multi-family residences | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans: | Secured by multi-family residences | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans: | Secured by multi-family residences | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans: | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	4,898	10,750
Loans	4,898	10,750
Real estate loans: | Construction | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans: | Construction | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans: | Construction | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans: | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	248	0
Current	22,244	14,803
Loans	22,492	14,803
Real estate loans: | Commercial | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	248	0
Real estate loans: | Commercial | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans: | Commercial | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans: | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	147	0
Current	16,619	17,127
Loans	16,766	17,127
Real estate loans: | Home equity lines of credit | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	147	0
Real estate loans: | Home equity lines of credit | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans: | Home equity lines of credit | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Other Loans Portfolio Segment | Commercial & industrial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	45	0
Current	7,245	3,679
Loans	7,290	3,679
Other Loans Portfolio Segment | Commercial & industrial loans | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Other Loans Portfolio Segment | Commercial & industrial loans | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Other Loans Portfolio Segment | Commercial & industrial loans | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	45	0
Other Loans Portfolio Segment | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	50	70
Loans	50	70
Other Loans Portfolio Segment | Other loans | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Other Loans Portfolio Segment | Other loans | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Other Loans Portfolio Segment | Other loans | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 0	$ 0